ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION (Details) $ in Thousands	12 Months Ended
	Jan. 31, 2022 country customer	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of customers | customer	1,000
Number of countries | country	100
Former Parent
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of management costs and corporate support services | $		$ 97,265	$ 81,755
Joint venture, variable interest entity in which entity is primary beneficiary
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Equity interest in a joint venture	50.00%